GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Geograhic Area [Line Items]
Number of operating segments	1
Revenues	$ 3,549	$ 242
Long-lived assets	1,208	1,250
Customer A [Member]
Segment Reporting Geograhic Area [Line Items]
Sales to a single customer exceeding 10%	93.00%	100.00%
Unites States [Member]
Segment Reporting Geograhic Area [Line Items]
Long-lived assets	641	767
Europe [Member]
Segment Reporting Geograhic Area [Line Items]
Revenues	3,289
Israel [Member]
Segment Reporting Geograhic Area [Line Items]
Revenues	260	242
Long-lived assets	$ 567	$ 483